Trade and other receivables	12 Months Ended
Jun. 30, 2025
Trade and other receivables
Trade and other receivables

15. Trade and other receivables

Group’s trade and other receivables as of June 30, 2025 and 2024 were as follows:

	06.30.2025	06.30.2024
Sale, leases and services receivables	69,260	60,294
Less: Allowance for doubtful accounts	(4,587)	(4,290)
Total trade receivables	64,673	56,004
Borrowings, deposits and others	51,262	56,041
Advances to suppliers	12,217	12,997
Tax receivables	8,976	6,871
Prepaid expenses	3,234	3,467
Dividends receivable	18,701	6,596
Others	3,917	11,936
Total other receivables	98,307	97,908
Total trade and other receivables	162,980	153,912
Non-current	32,996	47,677
Current	129,984	106,235
Total	162,980	153,912

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 32.

Trade accounts receivables are presented in the Consolidated Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2025	06.30.2024
Beginning of the year	4,290	6,185
Additions (i)	1,322	1,173
Recovery (i)	(188)	(296)
Exchange rate differences	709	4,177
Receivables written off during the year as uncollectible	(168)	(15)
Inflation adjustment	(1,378)	(6,934)
End of the year (i)	4,587	4,290

(i)	Additions and recovery of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2025 and 2024 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Consolidated Statement of Financial Position):

	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	2,476	1,186	7,278	44,408	4,587	59,935	86.54%
Sale of properties and developments	-	-	-	9,325	-	9,325	13.46%
Total as of June 30, 2024	2,476	1,186	7,278	53,733	4,587	69,260	100.00%

Leases and services	9,412	1,580	5,207	36,586	4,290	57,075	94.66%
Sale of properties and developments	-	-	-	3,219	-	3,219	5.34%
Total as of June 30, 2023	9,412	1,580	5,207	39,805	4,290	60,294	100.00%